RELATED PARTY BALANCES AND TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2015
Details of related party balances and transactions [Line Items]
Schedule of amount due from related parties
		As of December 31,
	Note	2014	2015

Gummy Inc., subsidiary of Oak Pacific Holdings (“OPH”)	(i)	$20	$19
Beijing Qian Xiang Hu Lian Technology Development Co., Ltd., (“Hu Lian”), subsidiary of OPH	(i)	342	365
Qingting, equity investee of the Company		220	-
JMOOP, equity investee of the Company	9(ii)	419	-
Intermediary			137
Golden Axe, equity investee of the Company	(ii)	-	15,963

Total		$1,001	$16,484

(i)	OPH is an entity controlled by the CEO of the Company. The two subsidiaries of OPH, Gummy Inc. and Hu Lian have acted as collection agents of the Company during 2014 and 2015.

(ii)
The balance mainly represents the loans to Shenzhen Golden Axe Co., Ltd. and Golden Axe Inc. (collectively, “Golden Axe”). Since December 2014, the Company entered into a series of loan agreements with Golden Axe, pursuant to which, short-term loans with an aggregate amount of $15,804 were provided by the Company. Among the loans, $3,320 bears interest of 5% per annum and the rest is interest-free. All the loans were expected to be repaid within 12 months. In December 2015, Golden Axe became an equity investee of the Company.

Schedule of amount due to related parties
	As of December 31,
	2014	2015

Mapbar Technology Limited, equity investee of the Company	$37	$36
Total	$37	$36

Schedule of transactions with related parties for amount due from related parties
	Years ended December 31,
	2013	2014	2015

Back office service provided to Hu Lian, subsidiary of OPH	$128	$104	$38
Professional fees paid for Nuomi by the Company	175	-	-
Dividend declared but not paid by JMOOP, equity investee of the Company	-	419	-
Loan to Qingting, equity investee of the Company.	-	228	2
Loan to Beautiful Bay Co., Ltd, substantially controlled by the majority shareholder of OPH	-	-	4,775
Intermediary transactions	-	-	142
Total	$303	$751	$4,957

Schedule of transactions with related parties for amount due to related parties
	Years ended December 31,
	2013	2014	2015

Location-based service provided by Mapbar, equity investee of the Company	$299	$203	$110
Internet service provided by Qingting, equity investee of the Company	111	197	-
Used car service provided by 268V Limited, equity investee of the Company			42
Total	$410	$400	$152